Segments and Related Information - Schedule of Revenue and Long-lived Assets by Geography (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 465,184	$ 524,080	$ 656,524	$ 599,268
Telecom Wireless
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	278,125	359,792
Telecom Power
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	8,598	0
Renewables
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	25,086
Recovery Logistics
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	80,079	55,351
Telecom Wireline
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 73,296	$ 108,937